Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
5.	Fair Value Measurements

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred rent, deferred revenue, other current liabilities, and debt approximate fair value. Marketable securities and money market funds are categorized as Level 1.

The Company measures its cash equivalents at amortized cost, which approximates fair value. Money market funds categorized as Level 1 as of September 30, 2021 and December 31, 2020 are as follows (in thousands):

	September 30, 2021	December 31, 2020
Cash equivalents:
Money market funds	$24,461	$24,460
	$24,461	$24,460

4.	Fair Value Measurements

The Company measures its cash equivalents at amortized cost, which approximates fair value. Money market funds categorized as Level 1 as of December 31, 2020 and 2019 are as follows (in thousands):

	2020	2019
Cash equivalents:
Money market funds	$24,460	$24,379
	$24,460	$24,379

890 5TH AVENUE PARTNERS, INC.
Fair Value Measurements

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury securities	$287,510,994	$—	$—	$287,510,994
Liabilities:
Working capital loan - related party	$—	$—	$1,000,000	$1,000,000
Warrant liabilities - public warrants	$11,883,333	$—	$—	$11,883,333
Warrant liabilities - private warrants	$—	$—	$331,109	$331,109

As of December 31, 2020, there were no assets or liabilities that were measured at fair value on a recurring basis.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, when the Public Warrants were separately listed and traded. There were no other transfers in the three or nine months ended September 30, 2021.

Level 1 instruments include investments invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of public warrants issued in connection with the Initial Public Offering was initially measured using Binominal Lattice simulation and subsequently been measured at the market price of such warrants at each measurement date when separately listed and traded. The fair value of private warrants issued in connection with the Private Placement is estimated using modified Black-Scholes Option Pricing Model at each measurement date. For the three months ended September 30, 2021, the Company recognized a gain resulting from a decrease in the fair value of warrant liabilities of approximately $110,000 and for the nine months ended September 30, 2021, the Company recognized a loss from an increase of approximately $807,000 presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statements of operations.

The change in the fair value of the Level 3 derivative warrant liabilities for the period for the three and nine months ended September 30, 2021, is summarized as follows:

Warrant liabilities at January 1, 2021	$—
Issuance of public and private warrants	11,407,475
Public warrants transfer to Level 1	(11,116,667)
Change in fair value of warrant liabilities	(63,958)
Warrant liabilities at March 31, 2021	226,850
Change in fair value of warrant liabilities	118,017
Warrant liabilities at June 30, 2021	344,867
Change in fair value of warrant liabilities	(13,758)
Warrant liabilities at September 30, 2021	$331,109

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Binominal Lattice simulation and modified Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The fair value of the working capital loan is estimated using a Scenario-based method. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2021	January 14, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.91	$10.00
Term (in years)	5.17	5.00
Volatility	18.90%	18.00%
Risk-free interest rate	1.01%	0.82%
Dividend yield	—	—